UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: March 31, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA TRUST - SELECT TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006




COMMON STOCK - 96.7%                                                                      MARKET VALUE
NUMBER OF SHARES

Cellular Telecommunications - 2.1%
  1,000   Mobile TeleSytems - SP ADR (b)                                                       $33,100

Computers - 13.4%
 *1,000   Apple Computer, Inc.                                                                  62,720
 *2,000   Dell, Inc.                                                                            59,520
  2,000   Electronic Data Systems Corp.                                                         53,660
 *3,000   EMC Corp.                                                                             40,890
                                                                                        --------------
                                                                                               216,790

Electronic Components-Semiconductor - 23.5%
 *1,500   Advanced Micro Devices, Inc.                                                          49,740
 *1,500   Broadcom Corp. - CL A                                                                 64,740
  4,000   Micron Technology, Inc.                                                               58,880
  3,000   National Semiconductor Corp.                                                          83,520
 *1,000   NVIDIA Corp.                                                                          57,260
  2,000   Texas Instruments, Inc.                                                               64,940
                                                                                        --------------
                                                                                               379,080

Internet - 6.6%
   *150   Google, Inc. - CL A                                                                   58,500
 *1,500   Yahoo! Inc.                                                                           48,390
                                                                                        --------------
                                                                                               106,890

Networking Products - 4.7%
 *3,500   Cisco Systems, Inc.                                                                   75,845

Semiconductor Components-Integrated Circuits - 6.4%
 *3,000   Cypress Semiconductor Corp.                                                           50,850
 *1,000   Marvell Technology Group Ltd.                                                         54,100
                                                                                        --------------
                                                                                               104,950

Semiconductor Equipment - 3.3%
  3,000   Applied Materials, Inc.                                                               52,530


Software - 12.7%
 *2,000   BMC Software, Inc.                                                                    43,320
  2,000   Microsoft Corp.                                                                       54,420
 *3,200   Parametric Technology Corp.                                                           52,256
 *2,000   Red Hat, Inc.                                                                         55,960
                                                                                        --------------
                                                                                               205,956

Telecommunications Equipment-Fiber Optics - 5.0%
  3,000   Corning, Inc.                                                                         80,730


Telecommunications Equipment - 2.9%
 *2,000   Comverse Technology, Inc.                                                             47,060


Telephone-Integrated - 3.5%
*11,000   Level 3 Communications, Inc.                                                          56,980


Wireless Equipment - 12.6%
  3,500   Motorola, Inc.                                                                        80,185
  3,000   Nokia Corp. - SP ADR (b)                                                              62,160
  1,200   Qualcomm, Inc.                                                                        60,732
                                                                                        --------------
                                                                                               203,077

                                                                                        --------------
TOTAL COMMON STOCK                                                                           1,562,988
  (COSt $1,231,826)(a)


VARIABLE DEMAND NOTES - 3.4%
PRINCIPAL AMOUNT

 55,200   Wisconsin Corp. Central Credit Union - 4.493%                                         55,200

                                                                                        --------------
TOTAL INVESTMENTS - 100.1%                                                                   1,618,188
  (COST $1,287,026)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.1%)                                                     (2,059)
                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $1,616,129
                                                                                        ==============






(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $342,876 and aggregate gross unrealized depreciation is $11,714, resulitng in net unrealized appreciation of $331,162.

(b)  American Depository Receipt (ADR).

*  Non-income producing security.



MONETTA TRUST - MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006




COMMON STOCK - 99.7%
NUMBER OF SHARES                                                                          MARKET VALUE

Aerospace/Defense - 1.0%
  *2,500   AAR Corp.                                                                           $71,200


Apparel - 0.8%
  *3,000   True Religion Apparel, Inc.                                                          55,410


Banks - 1.0%
   2,000   Commerce Bancorp, Inc.                                                               73,300


Biotechnology - 6.0%
  *4,000   Celgene Corp.                                                                       176,880
  *3,000   Martek Biosciences Corp.                                                             98,490
  *2,000   MedImmune, Inc.                                                                      73,160
  *1,000   Millipore Corp.                                                                      73,060
                                                                                        --------------
                                                                                               421,590

Building Materials - 2.7%
   1,500   Florida Rock Industries, Inc.                                                        84,330
   1,000   Martin Marietta Materials, Inc.                                                     107,030
                                                                                        --------------
                                                                                               191,360

Chemicals - 2.1%
   3,000   Celanese Corp. - Series A                                                            62,910
   2,000   Lubrizol Corp.                                                                       85,700
                                                                                        --------------
                                                                                               148,610

Commercial Services - 5.2%
   1,500   Administaff, Inc.                                                                    81,540
  *3,000   Alliance Data Systems Corp.                                                         140,310
   2,000   Pharmaceutical Product Development, Inc.                                             69,220
  *5,000   Quanta Services, Inc.                                                                80,100
                                                                                        --------------
                                                                                               371,170

Computers - 3.4%
  *2,000   Cognizant Technology Solutions Corp. - CL A                                         118,980
  *2,000   Psychiatric Solutions, Inc.                                                          66,260
  *3,000   Western Digital Corp.                                                                58,290
                                                                                        --------------
                                                                                               243,530

Distribution/ Wholesale - 1.4%
  *1,500   WESCO Int'l, Inc.                                                                   102,015


Diversified Financial Services - 5.3%
  *7,000   E*TRADE Financial Corp.                                                             188,860
   3,750   Raymond James Financial, Inc.                                                       110,850
   3,500   TD Ameritrade Holding Corp.                                                          73,045
                                                                                        --------------
                                                                                               372,755

Electric - 0.7%
   1,000   FirstEnergy Corp.                                                                    48,900


Electronics - 5.2%
  *1,200   Itron, Inc.                                                                          71,820
  *2,000   Jabil Circuit, Inc.                                                                  85,720
   3,000   PerkinElmer, Inc.                                                                    70,410
  *3,000   Redback Networks, Inc.                                                               65,070
  *2,000   Thermo Electron Corp.                                                                74,180
                                                                                        --------------
                                                                                               367,200

Energy-Alternate Sources - 1.1%
  *5,000   Evergreen Solar, Inc.                                                                77,000


Engineering & Construction - 3.3%
   1,000   Fluor Corp.                                                                          85,800
  *1,000   Jacobs Engineering Group, Inc.                                                       86,740
  *2,000   The Shaw Group, Inc.                                                                 60,800
                                                                                        --------------
                                                                                               233,340

Healthcare-Products - 2.0%
  *2,000   Cytyc Corp.                                                                          56,360
  *2,000   ResMed, Inc.                                                                         87,960
                                                                                        --------------
                                                                                               144,320

Healthcare-Services - 4.9%
  *2,000   Covance, Inc.                                                                       117,500
  *1,000   Davita, Inc.                                                                         60,210
  *1,000   Intuitive Surgical, Inc.                                                            118,000
   1,000   Quest Diagnostics, Inc.                                                              51,300
                                                                                        --------------
                                                                                               347,010

Holding Companies-Diversified - 1.4%
   1,500   Walter Industries, Inc.                                                              99,930


Insurance - 1.2%
   3,000   Marsh & McLennan Companies, Inc.                                                     88,080


Internet - 7.6%
  *4,000   24/7 Real Media, Inc.                                                                41,840
  *2,000   CheckFree Corp.                                                                     101,000
  *1,500   Digitial River, Inc.                                                                 65,415
  *2,000   Monster Worldwide, Inc.                                                              99,720
  *4,000   NetEase.com, Inc. - SP ADR (b)                                                       98,160
  *3,000   Openwave Systems, Inc.                                                               64,740
  *4,000   ValueClick, Inc.                                                                     67,680
                                                                                        --------------
                                                                                               538,555

Leisure Time - 1.1%
  *2,500   WMS Industries, Inc.                                                                 75,250


Lodging - 3.8%
   1,500   Boyd Gaming Corp.                                                                    74,910
   1,500   Harrah's Entertainment, Inc.                                                        116,940
   1,000   Station Casinos, Inc.                                                                79,370
                                                                                        --------------
                                                                                               271,220

Machinery-Construction & Mining - 1.3%
   3,000   JLG Industries, Inc.                                                                 92,370


Machinery-Diversified - 3.5%
  *3,000   AGCO Corp.                                                                           62,220
   1,000   The Manitowoc Company, Inc.                                                          91,150
   3,000   Wabtec Corp.                                                                         97,800
                                                                                        --------------
                                                                                               251,170

Media - 1.0%
  *1,000   Central European Media Enterprises, Ltd.                                             68,610


Miscellaneous Manufacturing - 1.8%
   1,000   Actuant Corp. - CL A                                                                 61,220
  *3,000   Hexcel Corp.                                                                         65,910
                                                                                        --------------
                                                                                               127,130

Oil & Gas - 6.2%
   1,000   Diamond Offshore Drilling, Inc.                                                      89,500
   1,000   Holly Corp.                                                                          74,120
   1,500   Noble Energy, Inc.                                                                   65,880
   2,000   Valero Energy Corp.                                                                 119,560
   2,000   XTO Energy, Inc.                                                                     87,140
                                                                                        --------------
                                                                                               436,200

Packaging & Containers - 1.0%
   1,500   Ball Corp.                                                                           65,745


Pharmaceuticals - 3.8%
  *3,000   Alkermes, Inc.                                                                       66,150
  *1,000   Barr Pharmaceuticals, Inc.                                                           62,980
  *4,000   Nuvelo, Inc.                                                                         71,280
   1,500   Shire Pharmaceuticals Group - PLC - SP ADR (b)                                       69,735
                                                                                        --------------
                                                                                               270,145

Retail - 4.3%
  *3,000   Saks, Inc.                                                                           57,900
  *2,500   Select Comfort Corp.                                                                 98,875
  *4,000   Starbucks, Corp.                                                                    150,560
                                                                                        --------------
                                                                                               307,335

Semiconductors - 3.0%
  *2,000   MEMC Electronics Materials, Inc.                                                     73,840
  *3,500   Photronics, Inc.                                                                     65,660
  *2,000   Sirf Technology Holdings, Inc.                                                       70,820
                                                                                        --------------
                                                                                               210,320

Software - 1.9%
 *10,000   BEA Systems, Inc.                                                                   131,300


Telecommunications - 9.7%
  *3,000   Atheros Communications                                                               78,570
   2,000   Harris Corp.                                                                         94,580
  *2,000   NII Holdings, Inc.                                                                  117,940
  *4,000   Powerwave Technologies, Inc.                                                         53,960
   2,000   Qualcomm, Inc.                                                                      101,220
 *10,000   Qwest Communications Int'l, Inc.                                                     68,000
 *10,000   RF Micro Devices, Inc.                                                               86,500
  *2,000   AO VimpelCom - SP ADR (b)                                                            86,020
                                                                                        --------------
                                                                                               686,790

Transportation - 1.0%
   1,500   C.H. Robinson Worldwide, Inc.                                                        73,635

                                                                                        --------------
TOTAL COMMON STOCK                                                                           7,062,495
  (COST $5,543,234)


VARIABLE DEMAND NOTES - 0.5%
PRINCIPAL AMOUNT

  32,100   Wisconsin Corp. Central Credit Union - 4.493%                                        32,100

                                                                                        --------------
TOTAL INVESTMENTS - 100.2%
  (COST $5,575,334)                                                                          7,094,595

OTHER NET ASSETS LESS LIABILITIES - (0.2%)                                                     (11,917)

                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                     $7,082,678

                                                                                        ==============




(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $1,542,911 and the aggregate gross unrealized depreciation is $23,650 resulting in net unrealized appreciation of $1,519,261.

(b)  American Depository Receipt (ADR).

* Non-income producing security.



MONETTA TRUST -  BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006



COMMON STOCK - 63.0%
NUMBER OF SHARES                                                    MATURITY DATE         MARKET VALUE


Agriculture - 4.2%
 1,000   Altria Group, Inc.                                                                    $70,860
 2,500   Archer-Daniels-Midland Co.                                                             84,125
                                                                                        --------------
                                                                                               154,985

Banks - 1.5%
 1,000   Wachovia Corp.                                                                         56,050


Computers - 2.9%
 1,500   Electronic Data Systems Corp.                                                          40,245
 2,000   Hewlett-Packard Co.                                                                    65,800
                                                                                        --------------
                                                                                               106,045

Cosmetics/Personal Care - 1.5%
 1,000   Proctor & Gamble Co.                                                                   57,620


Diversified Financial Services - 4.9%
 1,000   Citigroup, Inc.                                                                        47,230
*3,000   E*TRADE Financial Corp.                                                                80,940
 1,320   J.P. Morgan Chase & Co.                                                                54,965
                                                                                        --------------
                                                                                               183,135

Electric - 2.9%
 1,500   Duke Energy Corp.                                                                      43,725
 1,400   TXU Corp.                                                                              62,664
                                                                                        --------------
                                                                                               106,389

Forest Products & Paper - 1.9%
 2,000   Int'l Paper Co.                                                                        69,140


Healthcare-Products - 1.6%
 1,000   Johnson & Johnson                                                                      59,220


Healthcare-Services - 2.5%
 1,000   HCA, Inc.                                                                              45,790
  *600   WellPoint, Inc.                                                                        46,458
                                                                                        --------------
                                                                                                92,248

Insurance - 4.4%
 1,000   American Int'l Group, Inc.                                                             66,090
 1,000   SAFECO Corp.                                                                           50,210
   500   The Chubb Corp.                                                                        47,720
                                                                                        --------------
                                                                                               164,020

Lodging - 2.1%
 1,000   Harrah's Entertainment, Inc.                                                           77,960


Media - 3.4%
 3,000   The Walt Disney Co.                                                                    83,670
 2,500   Time Warner, Inc.                                                                      41,975
                                                                                        --------------
                                                                                               125,645


Mining - 2.6%
 1,200   Phelps Dodge Corp.                                                                     96,636


Miscellaneous Manufacturing - 1.4%
 1,500   General Electric Co.                                                                   52,170


Oil & Gas - 2.9%
 1,000   Valero Energy Corp.                                                                    59,780
 1,066   XTO Energy, Inc.                                                                       46,446
                                                                                        --------------
                                                                                               106,226

Oil & Gas Services - 2.9%
 1,000   Baker Hughes, Inc.                                                                     68,400
 1,000   Smith Int'l, Inc.                                                                      38,960
                                                                                        --------------
                                                                                               107,360

Pharmaceuticals - 4.5%
 1,000   Cardinal Health, Inc.                                                                  74,520
*1,500   Gilead Sciences, Inc.                                                                  93,330
                                                                                        --------------
                                                                                               167,850

Retail - 3.6%
 1,000   Home Depot, Inc.                                                                       42,300
 1,000   McDonald's Corp.                                                                       34,360
 1,200   Wal-Mart Stores, Inc.                                                                  56,688
                                                                                        --------------
                                                                                               133,348

Semiconductors - 2.5%
 4,000   Micron Technology, Inc.                                                                58,880
 1,000   Texas Instruments, Inc.                                                                32,470
                                                                                        --------------
                                                                                                91,350

Software - 2.2%
 3,000   Microsoft Corp.                                                                        81,630


Telecommunications - 5.3%
 3,000   Motorola, Inc.                                                                         68,730
 1,200   Qualcomm, Inc.                                                                         60,732
 2,535   Sprint Nextel Corp.                                                                    65,504
                                                                                        --------------
                                                                                               194,966

Transportation - 1.3%
   500   Union Pacific Corp.                                                                    46,675

                                                                                        --------------
TOTAL COMMON STOCK                                                                           2,330,668
  (COST $1,868,948)(a)



CORPORATE BONDS - 25.3%                                             MATURITY DATE         MARKET VALUE
PRINCIPAL AMOUNT

Auto - 0.5%
 20,000   Daimlerchrysler NA Holding Co. 4.875%                        06/15/10                 19,275


Banks - 3.4%
 25,000   Bank One Corp. 6.875%                                        08/01/06                 25,139
 20,000   PNC Funding Corp. 7.500%                                     11/01/09                 21,353
 25,000   Royal Bank of Scotland Group PLC 9.118%                      03/31/49                 28,012
 25,000   Washington Mutual, Inc. 5.625%                               01/15/07                 25,044
 25,000   Wells Fargo & Co. 5.125%                                     02/15/07                 24,987
                                                                                        --------------
                                                                                               124,535

Mortgage/Asset Backed - 0.8%
 30,000   Bear Stearns Commercial Mortgage Securities, Inc. 6.440%     06/16/30                 30,570


Cable TV - 0.3%
 10,000   Cox Communications, Inc. 3.875%                              10/01/08                  9,578


Chemicals - 0.4%
 15,000   Chevron Phillips Chemical Co. 5.375%                         06/15/07                 14,931


Computers - 0.5%
 20,000   Hewlett-Packard Co. 3.625%                                   03/15/08                 19,370


Electric - 5.5%
 20,000   Alabama Power Co. 2.800%                                     12/01/06                 19,682
 15,000   CILCorp, Inc. 8.700%                                         10/15/09                 16,332
 20,000   Constellation Energy Group 6.125%                            09/01/09                 20,354
 11,000   DPL, Inc. 6.875%                                             09/01/11                 11,471
 15,000   Duke Energy Corp. 7.375%                                     03/01/10                 15,918
 15,000   Firstenergy Corp. 5.500%                                     11/15/06                 15,004
 15,000   FPL Group Capital, Inc. 6.125%                               05/15/07                 15,115
 15,000   MidAmerican Energy Holdings 3.500%                           05/15/08                 14,410
 25,000   Pepco Holdings, Inc. 6.450%                                  08/15/12                 25,809
 15,000   Progress Energy, Inc. 7.10%                                  03/01/11                 15,909
 15,000   TXU Energy Co. 7.000%                                        03/15/13                 15,623
 20,000   Wisconsin Electric Power 3.500%                              12/01/07                 19,406
                                                                                        --------------
                                                                                               205,033

Energy - 1.2%
 25,000   Conoco Funding Co. 6.350%                                    10/15/11                 26,066
 20,000   Consolidated Natural Gas 5.375%                              11/01/06                 19,997
                                                                                        --------------
                                                                                                46,063

Finance - 6.3%
 20,000   American General Finance 2.750%                              06/15/08                 18,894
 20,000   Amvescap, Inc. 5.900%                                        01/15/07                 20,073
 15,000   Boeing Capital Corp. 5.650%                                  05/15/06                 15,014
 25,000   Countrywide Home Loan 5.500%                                 08/01/06                 25,034
 15,000   General Electric Capital Corp. 8.625%                        06/15/08                 16,012
 25,000   General Motors Acceptance Corp 6.125%                        09/15/06                 24,885
 25,000   Household Finance Corp. 7.875%                               03/01/07                 25,547
 25,000   National Rural Utilities 6.000%                              05/15/06                 25,022
 20,000   Pemex Finance Ltd. 9.030%                                    02/15/11                 21,609
 15,000   SLM Corp. 3.500%                                             09/30/06                 14,879
 25,000   Washington Mutual Finance (Citigroup, Inc.) 6.250%           05/15/06                 25,034
                                                                                        --------------
                                                                                               232,003

Food/Beverages - 1.1%
 20,000   Campbell Soup Co. 6.900%                                     10/15/06                 20,131
 20,000   Diageo Capital plc 3.375%                                    03/20/08                 19,259
                                                                                        --------------
                                                                                                39,390

Forestry - 0.1%
  3,000   Weyerhaeuser Co. 6.125%                                      03/15/07                  3,013


Insurance - 1.1%
 15,000   GE Global Insurance Holdings 7.500%                          06/15/10                 16,044
 25,000   Reinsurance Group of America 6.750%                          12/15/11                 26,010
                                                                                        --------------
                                                                                                42,054

Medical - 0.4%
 15,000   Quest Diagnostic, Inc. 6.750%                                07/12/06                 15,054


Multimedia - 0.5%
 16,000   Time Warner Cos, Inc. 8.180%                                 08/15/07                 16,569


Regional Authority - 1.4%
 25,000   Province of British Columbia 4.300%                          05/30/13                 24,100
 25,000   Quebec Province 7.125%                                       02/09/24                 29,258
                                                                                        --------------
                                                                                                53,358

Regional Malls - 0.4%
 15,000   Simon Property Group LP 7.000%                               07/15/09                 15,619


Telephone - 1.4%
 10,000   Deutsche Telekom Int'l Finance 8.000%                        06/15/10                 10,890
 15,000   France Telecom 7.750%                                        03/01/11                 16,382
 25,000   Verizon Pennsylvania 5.650%                                  11/15/11                 24,545
                                                                                        --------------
                                                                                                51,817

                                                                                        --------------
TOTAL CORPORATE BONDS                                                                          938,232
  (COST $950,688)(a)

U.S. GOVERNMENT AGENCIES - 4.9%
PRINCIPAL AMOUNT

 25,000   Federal National Mortgage AssocIATION 3.750%                 09/15/08                 24,258
100,000   Private Export Funding 5.685%                                05/15/12                102,507
 60,000   Tennessee Valley Authority 4.700%                            07/15/33                 54,496
                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                 181,261
  (cOST $189,541)(a)


U.S. TREASURY NOTES - 6.1%
PRINCIPAL AMOUNT

125,000   U.S. Treasury Note 6.500%                                    11/15/26                147,686
 80,000   U.S. Treasury Note 4.250%                                    08/15/13                 76,944

                                                                                        --------------
TOTAL U.S. TREASURY NOTES                                                                      224,630
  (COST $221,191)


VARIABLE DEMAND NOTES - 1.0%
PRINCIPAL AMOUNT
 38,600   Wisconsin Corp. Central Credit Union - 4.493%                                         38,600

                                                                                        --------------
TOTAL INVESTMENTS - 100.3%                                                                   3,713,391
  (Cost $3,268,968)

OTHER NET ASSETS LESS LIABILITIES - (0.3%)                                                     (10,717)

                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                     $3,702,674
                                                                                        ==============




(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $480,072 and aggregate gross unrealized depreciation is $35,649 resulting in net unrealized appreciation of $444,423.

* Non-income producing security.



MONETTA TRUST - INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006



CORPORATE BONDS - 79.5%
PRINCIPAL AMOUNT                                                     MATURITY DATE        MARKET VALUE

Auto - 0.9%
 75,000   Daimlerchrysler NA Holding Co. 4.875%                        06/15/10                $72,281

Banks - 9.6%
150,000   Bank One Corp. 6.875%                                        08/01/06                150,833
105,000   PNC Funding Corp. 7.500%                                     11/01/09                112,101
175,000   Royal Bank of Scotland Group PLC 9.118%                      03/31/49                196,085
125,000   Washington Mutual, Inc. 5.625%                               01/15/07                125,223
165,000   Wells Fargo & Co. 5.125%                                     02/15/07                164,912
                                                                                        --------------
                                                                                               749,154

Mortgage/Asset Backed - 2.3%
180,000   Bear Stearns Commercial Mortgage Securities, Inc. 6.440%     06/16/30                183,419

Electric - 0.9%
 75,000   Consumers Energy Co. 4.800%                                  02/17/09                 73,475

Cable TV - 1.1%
 90,000   Cox Communications, Inc. 3.875%                              10/01/08                 86,198

Chemicals - 1.4%
110,000   Chevron Phillips Chemical Co. 5.375%                         06/15/07                109,495

Computers - 1.2%
100,000   Hewlett-Packard Co. 3.625%                                   03/15/08                 96,850

Electric - 18.6%
100,000   Alabama Power Co. 2.800%                                     12/01/06                 98,408
135,000   CILCorp, Inc. 8.700%                                         10/15/09                146,989
100,000   Constellation Energy Group 6.125%                            09/01/09                101,768
 75,000   Detroit Edison Co. 6.125%                                    10/01/10                 76,674
 80,000   DPL, Inc. 6.875%                                             09/01/11                 83,424
135,000   Duke Energy Corp. 7.375%                                     03/01/10                143,263
135,000   Firstenergy Corp. 5.500%                                     11/15/06                135,035
110,000   FPL Group Capital, Inc. 6.125%                               05/15/07                110,846
 50,000   MidAmerican Energy Holdings 3.500%                           05/15/08                 48,034
125,000   Pepco Holdings, Inc. 6.450%                                  08/15/12                129,045
 80,000   Progress Energy, Inc. 7.10%                                  03/01/11                 84,848
100,000   PSEG Power LLC 6.875%                                        04/15/06                100,035
100,000   TXU Energy Co. 7.000%                                        03/15/13                104,157
105,000   Wisconsin Electric Power 3.500%                              12/01/07                101,882
                                                                                        --------------
                                                                                             1,464,408

Energy - 3.3%
150,000   Conoco Funding Co. 6.350%                                    10/15/11                156,399
100,000   Consolidated Natural Gas 5.375%                              11/01/06                 99,984
                                                                                        --------------
                                                                                               256,383

Finance - 16.8%
100,000   American General Finance 2.750%                              06/15/08                 94,469
 50,000   Amvescap, Inc. 5.900%                                        01/15/07                 50,183
129,000   Boeing Capital Corp. 5.650%                                  05/15/06                129,125
125,000   Countrywide Home Loan 5.500%                                 08/01/06                125,169
160,000   General Electric Capital Corp. 8.625%                        06/15/08                170,799
100,000   General Motors Acceptance Corp 6.125%                        09/15/06                 99,539
125,000   Household Finance Corp. 7.875%                               03/01/07                127,733
115,000   National Rural Utilities 6.000%                              05/15/06                115,102
155,000   Pemex Finance Ltd 9.030%                                     02/15/11                167,470
115,000   SLM Corp. 3.500%                                             09/30/06                114,071
125,000   Washington Mutual Finance (Citigroup, Inc.) 6.250%           05/15/06                125,169
                                                                                        --------------
                                                                                             1,318,829

Food/Beverages - 2.5%
100,000   Campbell Soup Co. 6.900%                                     10/15/06                100,654
100,000   Diageo Capital plc 3.375%                                    03/20/08                 96,298
                                                                                        --------------
                                                                                               196,952

Insurance - 4.7%
172,000   GE Global Insurance Holdings 7.500%                          06/15/10                183,978
175,000   Reinsurance Group of America 6.750%                          12/15/11                182,068
                                                                                        --------------
                                                                                               366,046

Medical - 1.3%
100,000   Quest Diagnostic, Inc. 6.750%                                07/12/06                100,358


Regional Authority - 1.2%
100,000   Province of British Columbia 4.300%                          05/30/13                 96,399


Regional Malls - 0.9%
 65,000   Simon Property Group LP 7.000%                               07/15/09                 67,681


Special Purpose - 4.5%
354,400   Trains-BBB-5-2002 6.554% (b)                                 08/15/08                355,888


Telephone - 8.3%
 95,000   AT&T Corp. 7.750%                                            03/01/07                 96,986
125,000   Deutsche Telekom Int'l Finance 8.000%                        06/15/10                136,129
135,000   France Telecom 7.750%                                        03/01/11                147,435
125,000   Sprint Capital Corp. 6.000%                                  01/15/07                125,593
150,000   Verizon Pennsylvania 5.650%                                  11/15/11                147,268
                                                                                        --------------
                                                                                               653,411

                                                                                        --------------
TOTAL CORPORATE BONDS                                                                        6,247,227
  (COST  $6,324,973)(a)


U.S. GOVERNMENT AGENCIES - 11.8%
PRINCIPAL AMOUNT
160,000   Federal National Mortgage Association 3.750%                 09/15/08                155,254
160,000   Federal Home Loan Mortgage Corp. 3.375%                      08/23/07                156,304
600,000   Private Export Funding 5.685%                                05/15/12                615,041

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                 926,599
  (cOST $955,356)(a)


U.S. TREASURY NOTES - 8.6%
PRINCIPAL AMOUNT
565,000   U.S. Treasury Note 4.750%                                    05/15/14                560,057
125,000   U.S. Treasury Note 3.375%                                    10/15/09                119,155

                                                                                        --------------
TOTAL U.S. TREASURY NOTES                                                                      679,212
  (COST $714,245)(a)


VARIABLE DEMAND NOTES - 0.1%
PRINCIPAL AMOUNT
  6,200   Wisconsin Corp. Central Credit Union 4.493%                                           6,200

                                                                                        -------------
TOTAL INVESTMENTS - 100.0%                                                                  7,859,238
  (COST $8,000,774)(a)

OTHER NET ASSETS LESS LIABILITIES - 0.0%                                                          392
                                                                                        -------------

TOTAL NET ASSETS - 100.0%                                                                  $7,859,630
                                                                                       ==============


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $27,364 and aggregate gross unrealized depreciation is $168,900, resulting in net unrealized depreciation of $141,536.

(b) Represents a restricted security purchased under RULE 144A which is exempt from registration under the Securities Act of 1933, as amended. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.



MONETTA TRUST - GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006

(CAPTION>

U.S. GOVERNMENT AGENCIES - 98.8%                                                                 VALUE

FEDERAL HOME LOAN BANK - 37.7%
PRINCIPAL AMOUNT
415,000     4.500% DUE 04/26/06                                                               $413,703
210,000     4.540% DUE 05/05/06                                                                209,100
560,000     4.610% DUE 05/17/06                                                                556,701
                                                                                        --------------
                                                                                             1,179,504
FEDERAL NATIONAL
  MORTGAGE ASSOCIATION - 34.0%
PRINCIPAL AMOUNT
600,000     4.740% DUE 06/07/06                                                                594,707
470,000     4.450% DUE 04/19/06                                                                468,954
                                                                                        --------------
                                                                                             1,063,661
FEDERAL HOME LOAN MORTGAGE CORP. - 27.1%
PRINCIPAL AMOUNT
300,000     4.670% DUE 05/25/06                                                                297,899
550,000     4.450% DUE 04/10/06                                                                549,388
                                                                                        --------------
                                                                                               847,287

                                                                                        --------------
TOTAL INVESTMENTS - 98.8%                                                                    3,090,452
  (COST $3,090,452)(a)

OTHER NET ASSETS LESS LIABILITIES - 1.2%                                                        36,357
                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $3,126,809

                                                                                        ==============



(a)  Cost is identical for book and tax purposes.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 17, 2006
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 17, 2006
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 17, 2006
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 17, 2006
    ----------------------------------------------------------------------------